Note 10 - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Restructuring by Type
Restructuring, Staff related	€ 641	€ 367	€ 430
thereof: [Abstract]
Termination Payments	476	248	402
Retention Acceleration	156	113	26
Social Security	9	6	2
Restructuring, Non Staff related	2	(6)	17
Total Net Restructuring Charges	€ 644	€ 360	€ 447